Cash, Cash Equivalents and Restricted Cash - Additional Information (Details) - USD ($)		12 Months Ended
	Jan. 18, 2021	Feb. 28, 2021	Feb. 29, 2020
Cash Cash Equivalents And Restricted Cash [Line Items]
Amount of share repurchase program authorized	$ 50,000,000
Share repurchase program remaining balance		$ 35,686,643	$ 0
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Cash Cash Equivalents And Restricted Cash [Line Items]
Amount of share repurchase program authorized		$ 50,000,000